Income Taxes (Details) - Schedule of canada federal and state income tax benefits - Canada [Member] - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Taxes (Details) - Schedule of canada federal and state income tax benefits [Line Items]
Federal income tax (expenses) benefits	$ (37,879)	$ 37,879
State income tax (expenses) benefits	(20,202)	20,202
Total	$ (58,081)	$ 58,081